UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21917

                     Oppenheimer SMA International Bond Fund
                     ---------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--12.1%
--------------------------------------------------------------------------------
U.S. Treasury Bills, 3.361%, 2/7/08 1,2,3,4    $    1,045,000      $  1,041,421
--------------------------------------------------------------------------------
U.S. Treasury Nts., 4.25%, 11/15/17                 5,190,000         5,282,045
                                                                   -------------
Total U.S. Government Obligations
(Cost $6,238,645)                                                     6,323,466
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--67.1%
--------------------------------------------------------------------------------
ARGENTINA--0.4%
Argentina (Republic of) Bonds:
Series GDP, 0.971%, 12/15/35 8                        100,000            11,550
Series V, 7%, 3/28/11                                 130,000           119,883
Series VII, 7%, 9/12/13                                55,000            47,829
--------------------------------------------------------------------------------
Neuquen (Province Del) Sr. Sec. Nts., 8.656%,
10/18/14 6                                             25,000            25,125
                                                                   -------------
                                                                        204,387
--------------------------------------------------------------------------------
AUSTRALIA--3.6%
New South Wales Treasury Corp. Sr. Unsec.
Nts., 6%, 10/1/09                                   1,900,000 AUD     1,634,374
--------------------------------------------------------------------------------
Queensland Treasury Corp. Unsec. Nts.,
Series 09G, 6%, 7/14/09                               300,000 AUD       258,739
                                                                   ------------
                                                                      1,893,113
--------------------------------------------------------------------------------
AUSTRIA--0.8%
Austria (Republic of) Unsec. Unsub. Nts.,
Series E, 4%, 9/15/16                                 274,000 EUR       389,277
--------------------------------------------------------------------------------
BELGIUM--2.5%
Belgium (Kingdom of) Bonds, Series 44, 5%,
3/28/35                                               255,000 EUR       385,813
--------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury Bills, 4.03%,
9/18/08 5                                             660,000 EUR       935,966
                                                                   -------------
                                                                      1,321,779
--------------------------------------------------------------------------------
BRAZIL--1.1%
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                           175,000           178,238
8%, 1/15/18                                           180,000           201,870
8.875%, 10/14/19                                      155,000           192,200
                                                                   -------------
                                                                        572,308
--------------------------------------------------------------------------------
CANADA--3.6%
Canada (Government of) Nts.:
3.75%, 6/1/12                                         930,000 CAD       931,404
4.25%, 12/1/09                                        910,000 CAD       924,175
                                                                   -------------
                                                                      1,855,579
--------------------------------------------------------------------------------
COLOMBIA--2.7%
Colombia (Republic of) Bonds:
10.75%, 1/15/13                                       125,000           154,063
12%, 10/22/15                                   1,980,000,000 COP     1,091,600
--------------------------------------------------------------------------------
Colombia (Republic of) Nts., 8.25%, 12/22/14           95,000           108,775
--------------------------------------------------------------------------------
EEB International Ltd., Sr. Unsec. Bonds,
8.75%, 10/31/14 7                                      40,000            41,050
                                                                   -------------
                                                                      1,395,488
--------------------------------------------------------------------------------
COSTA RICA--0.1%
Costa Rica (Republic of) Unsec. Bonds,
9.995%, 8/1/20                                         25,000            32,609


                   1 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
DENMARK--0.6%
Denmark (Kingdom of) Bonds:
4%, 11/15/10                                          525,000 DKK  $    102,052
4%, 11/15/15                                          380,000 DKK        72,505
7%, 11/10/24                                          140,000 DKK        34,981
--------------------------------------------------------------------------------
Denmark (Kingdom of) Nts., 4%, 8/15/08                555,000 DKK       108,745
                                                                   -------------
                                                                        318,283
--------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds, 7.65%,
6/15/35 6                                              40,000            46,300
--------------------------------------------------------------------------------
FRANCE--6.1%
France (Government of) Obligations
Assimilables du Tresor Bonds:
3.25%, 4/25/16                                      1,180,000 EUR     1,592,033
4%, 10/25/38                                          840,000 EUR     1,094,555
--------------------------------------------------------------------------------
France (Government of) Treasury Bills,
3.936%, 1/17/08 5                                     350,000 EUR       510,074
                                                                   -------------
                                                                      3,196,662
--------------------------------------------------------------------------------
GERMANY--9.5%
Germany (Federal Republic of) Bonds:
Series 03, 3.75%, 7/4/13                              570,000 EUR       813,987
Series 05, 4%, 1/4/37                               1,015,000 EUR     1,341,979
Series 07, 4.25%, 7/4/17                               90,000 EUR       130,795
--------------------------------------------------------------------------------
Germany (Federal Republic of) Treasury Bills,
Series 0707, 3.927%, 1/16/08 5                      1,815,000 EUR     2,645,416
                                                                   -------------
                                                                      4,932,177
--------------------------------------------------------------------------------
GHANA--0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17 7            40,000            42,300
--------------------------------------------------------------------------------
GREECE--1.7%
Greece (Republic of) Bonds, 4.60%, 5/20/13            595,000 EUR       878,480
--------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts., 10.25%, 11/8/11          20,000            23,150
--------------------------------------------------------------------------------
INDONESIA--0.3%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 6                                       35,000            36,269
7.25%, 4/20/15 6                                       80,000            84,800
--------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%,
10/12/35 6                                             45,000            52,706
                                                                   -------------
                                                                        173,775
--------------------------------------------------------------------------------
ITALY--5.9%
Italy (Republic of) Nts., Certificati
di Credito del Tesoro, 4.40%, 7/1/09 8              2,100,000 EUR     3,073,225
--------------------------------------------------------------------------------
JAPAN--8.4%
Japan (Government of) Bonds:
2 yr., Series 252, 0.80%, 1/15/09                 190,000,000 JPY     1,707,121
10 yr., Series 245, 0.90%, 12/20/12                89,000,000 JPY       792,757
10 yr., Series 288, 1.70%, 9/20/17                 78,000,000 JPY       713,315
30 yr., Series 25, 2.30%, 12/20/36                128,000,000 JPY     1,134,304
                                                                   -------------
                                                                      4,347,497
--------------------------------------------------------------------------------


                   2 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
MEXICO--3.2%
Mexican Cetes Treasury Bills:
Series BI, 7.764%, 8/28/08 5                        2,000,000 MXN  $    174,287
Series BI, 7.734%, 10/23/08 5                       4,010,000 MXN       345,566
--------------------------------------------------------------------------------
United Mexican States Bonds:
Series A, 6.375%, 1/16/13                             300,000           319,800
Series M7, 8%, 12/24/08 8                           9,060,000 MXN       831,944
                                                                   -------------
                                                                      1,671,597
--------------------------------------------------------------------------------
NIGERIA--0.4%
Nigeria (Federal Republic of) Treasury Bonds:
Series 3Y, 9.23%, 5/25/12                           9,000,000 NGN        74,580
Series 5Y, 9.50%, 8/31/12                          16,000,000 NGN       135,030
                                                                   -------------
                                                                        209,610
--------------------------------------------------------------------------------
PANAMA--0.5%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                         70,000            74,200
7.25%, 3/15/15                                        170,000           188,275
                                                                   -------------
                                                                        262,475
--------------------------------------------------------------------------------
PERU--1.7%
Peru (Republic of) Bonds:
Series 7, 8.60%, 8/12/17                              680,000 PEN       262,681
Series 8-1, 12.25%, 8/10/11                         1,610,000 PEN       643,415
                                                                   -------------
                                                                        906,096
--------------------------------------------------------------------------------
PHILIPPINES--0.9%
Philippines (Republic of the) Unsec. Bonds,
9%, 2/15/13                                           405,000           463,219
--------------------------------------------------------------------------------
SPAIN--1.9%
Spain (Government of) Treasury Bills, 4.003%,
3/20/08 5                                             700,000 EUR     1,013,753
--------------------------------------------------------------------------------
THE NETHERLANDS--1.1%
Netherlands (Kingdom of the) Bonds, 5%,
7/15/11                                               375,000 EUR       562,801
--------------------------------------------------------------------------------
TURKEY--4.1%
Turkey (Republic of) Bonds, 6.75%, 4/3/18             205,000           211,304
--------------------------------------------------------------------------------
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                        205,000           220,375
16%, 3/7/12 8                                       2,005,000 TRY     1,706,906
                                                                   -------------
                                                                      2,138,585
--------------------------------------------------------------------------------
UKRAINE--0.4%
Ukraine (Republic of) Unsec. Unsub. Nts.,
6.875%, 3/4/11                                        180,000           185,097
--------------------------------------------------------------------------------
UNITED KINGDOM--5.1%
United Kingdom Treasury Bonds:
5.75%, 12/7/09                                        755,000 GBP     1,537,898
6%, 12/7/28 9                                         475,000 GBP     1,138,555
                                                                   -------------
                                                                      2,676,453
--------------------------------------------------------------------------------
URUGUAY--0.3%
Uruguay (Oriental Republic of) Unsec. Bonds,
8%, 11/18/22                                          135,000           151,875
                                                                   -------------
Total Foreign Government Obligations
(Cost $33,783,884)                                                    34,937,950


                   3 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    PRINCIPAL
                                                       AMOUNT             VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--9.4%
--------------------------------------------------------------------------------
AES Dominicana Energia Finance SA, 11% Sr.
Nts., 12/13/15 6                                $      55,000      $     55,000
--------------------------------------------------------------------------------
Alrosa Finance SA, 8.875% Nts., 11/17/14 6            245,000           263,988
--------------------------------------------------------------------------------
Autopistas del Nordeste Cayman Ltd., 9.39%
Nts., 1/15/26 6                                        70,146            71,373
--------------------------------------------------------------------------------
BA Covered Bond Issuer, 4.25% Sec. Nts.,
4/5/17                                                205,000 EUR       286,160
--------------------------------------------------------------------------------
Banco BMG SA, 9.15% Nts., 1/15/16 6                    60,000            60,990
--------------------------------------------------------------------------------
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts.,
4/27/16 6                                              35,000            32,813
--------------------------------------------------------------------------------
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16                         735,000 EUR     1,032,500
4.50% Sr. Sec. Nts., 7/13/21                          460,000 EUR       629,205
--------------------------------------------------------------------------------
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual
Debs. 6,10                                             40,000            36,935
--------------------------------------------------------------------------------
Coriolanus Ltd., 10.62% Sec. Nts., 8/10/10 7          100,000            95,350
--------------------------------------------------------------------------------
Depfa ACS Bank, 3.875% Sec. Nts., 11/14/16             25,000 EUR        34,398
--------------------------------------------------------------------------------
Eirles Two Ltd., 6.482% Sec. Nts.,
Series 335, 4/30/12 7,8                               100,000            89,000
--------------------------------------------------------------------------------
Gaz Capital (Gazprom), 7.288% Sr. Unsec.
Bonds, 8/16/37 6                                      130,000           131,625
--------------------------------------------------------------------------------
ICICI Bank Ltd.:
6.375% Bonds, 4/30/22 6,8                              70,000            63,473
6.625% Nts., 10/3/12 6                                 70,000            68,943
--------------------------------------------------------------------------------
IIRSA Norte Finance Ltd., 8.75% Sr. Nts.,
5/30/24 7                                              73,653            83,780
--------------------------------------------------------------------------------
Majapahit Holding BV, 7.75% Nts., 10/17/16 6           30,000            30,225
--------------------------------------------------------------------------------
National Gas Co., 6.05% Nts., 1/15/36 6                40,000            38,226
--------------------------------------------------------------------------------
National Power Corp.:
6.875% Nts., 11/2/16 6                                 20,000            20,376
9.625% Unsec. Bonds, 5/15/28                           35,000            42,439
--------------------------------------------------------------------------------
Panama Canal Railway Co., 7% Sr. Sec. Nts.,
11/1/26 6                                              40,000            39,000
--------------------------------------------------------------------------------
Petrobras International Finance Co., 5.785%
Sr. Unsec. Nts., 3/1/18                               120,000           120,000
--------------------------------------------------------------------------------
TGI International Ltd., 9.50% Nts., 10/3/17 6          60,000            63,000
--------------------------------------------------------------------------------
WM Covered Bond Program:
3.875% Sec. Nts., Series1, 9/27/11                    560,000 EUR       778,738
4% Sec. Mtg. Nts., Series 2, 9/27/16                  550,000 EUR       728,629
                                                                   -------------
Total Corporate Bonds and Notes
(Cost $4,857,315)                                                     4,896,166
--------------------------------------------------------------------------------
STRUCTURED SECURITIES--0.5%
--------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.,
Dominican Republic Unsec. Credit Linked Nts.,
9.342%, 8/11/08 5                                   1,500,000 DOP        42,453
--------------------------------------------------------------------------------
Deutsche Bank AG:
Egypt (The Arab Republic of) Total Return
Linked Nts., 7.725%, 9/16/08 5                        475,000 EGP        81,259
Opic Reforma Credit Linked Nts., 9.205%,
10/3/15 4,7                                           140,000 MXN        12,832
--------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.,
Ukraine (Republic of) Credit Linked Nts.,
6.653%, 10/15/17 6,8                                  100,000            98,650
                                                                   -------------
Total Structured Securities (Cost $234,918)                             235,194


                   4 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                       EXPIRATION
                                                       DATE         STRIKE PRICE    CONTRACTS     VALUE
----------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.2%
----------------------------------------------------------------------------------------------------------
Euro (EUR) Call 11                                     1/15/08          $   1.46     1,800,000   $ 18,937
----------------------------------------------------------------------------------------------------------
Gold Precious Metal Call 7,11                           1/3/08               796           520     20,098
----------------------------------------------------------------------------------------------------------
Gold Precious Metal Call 7,11                           1/4/08               796           520     20,202
----------------------------------------------------------------------------------------------------------
Gold Precious Metal Call 7,11                           1/7/08               796           520     20,535
----------------------------------------------------------------------------------------------------------
Japanese Yen (JPY) Put 11                              2/12/08            112.35   170,000,000     20,500
----------------------------------------------------------------------------------------------------------
U.S. Treasury Nts. 4.25%,
11/15/17 Put 11                                        1/14/08           100.563     2,600,000      9,445
                                                                                                 ---------
Total Options Purchased (Cost $107,811)                                                           109,717

                                                                        SHARES
-----------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--8.3%
-----------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E,
5.03% 12,13 (Cost $4,346,932)                                         4,346,932      4,346,932
-----------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $49,569,505)                             97.6%    50,849,425
-----------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                             2.4      1,237,818
                                                                      -------------------------

NET ASSETS                                                                100.0%  $ 52,087,243
                                                                      =========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

AUD   Australian Dollar
CAD   Canadian Dollar
COP   Colombian Peso
DKK   Danish Krone
DOP   Dominican Republic Peso
EGP   Egyptian Pounds
EUR   Euro GBP British Pound Sterling
JPY   Japanese Yen
MXN   Mexican Nuevo Peso
NGN   Nigeria Naira
PEN   Peruvian New Sol
TRY   New Turkish Lira

1. A sufficient amount of liquid assets has been designated to cover outstanding written put options.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options.

3. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $307,344. See accompanying Notes.

4. Represents the current interest rate on a security whose interest rate is linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. See accompanying Notes.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,319,817 or 2.53% of the Fund's net assets as of December 31, 2007.

7. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2007 was $425,147, which represents 0.82% of the Fund's net assets, of which $12,832 is considered restricted. See of accompanying Notes. Information concerning restricted securities is as follows:

                                                                      ACQUISITION                           UNREALIZED
SECURITY                                                                     DATE       COST      VALUE   DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Opic Reforma Credit Linked  Nts., 9.205%, 10/3/15      12/27/07   $ 12,866   $ 12,832   $         34

8. Represents the current interest rate for a variable or increasing rate security.


                   5 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

9. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11. Non-income producing security.

12. Rate shown is the 7-day yield as of December 31, 2007.

13. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES        GROSS        GROSS              SHARES
                                                     SEPTEMBER 30, 2007    ADDITIONS   REDUCTIONS   DECEMBER 31, 2007
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E           21,228,294   26,843,083   43,724,445           4,346,932

                                                                                                             DIVIDEND
                                                                                                  VALUE        INCOME
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                          $ 4,346,932   $   107,931

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                             VALUE   PERCENT
-------------------------------------------------------------------------------
United States                                            $ 12,573,642      24.7%
Germany                                                     4,932,177       9.7
Japan                                                       4,347,497       8.5
United Kingdom                                              4,338,158       8.5
France                                                      3,196,662       6.3
Italy                                                       3,073,225       6.0
Turkey                                                      2,138,585       4.2
Australia                                                   1,893,113       3.7
Canada                                                      1,855,579       3.6
Mexico                                                      1,721,364       3.4
Colombia                                                    1,458,488       2.9
Belgium                                                     1,321,779       2.6
Spain                                                       1,013,753       2.0
Peru                                                          989,876       1.9
Greece                                                        878,480       1.7
Brazil                                                        753,298       1.5
The Netherlands                                               562,801       1.1
Philippines                                                   526,034       1.0
Russia                                                        490,963       1.0
Austria                                                       389,277       0.8
Denmark                                                       318,283       0.6
Panama                                                        301,475       0.6
Ukraine                                                       283,747       0.6
Argentina                                                     237,200       0.5
Nigeria                                                       209,610       0.4
Indonesia                                                     204,000       0.4
Dominican Republic                                            168,826       0.3
Uruguay                                                       151,875       0.3
India                                                         132,416       0.3
Supranational                                                  89,000       0.2
Egypt                                                          81,259       0.2
El Salvador                                                    46,300       0.1
Ghana                                                          42,300       0.1
Trinidad & Tobago                                              38,226       0.1
Ireland                                                        34,398       0.1
Costa Rica                                                     32,609       0.1
Guatemala                                                      23,150       0.0
                                                         -----------------------
Total                                                    $ 50,849,425     100.0%

                                                         =======================


                   6 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACTS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                            CONTRACT
                                              AMOUNT             TERMINATION                   UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION            BUY/SELL      (000S)                   DATES         VALUE   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Argentine Peso (ARP)                 Buy       1,650   ARP   1/22/08-1/24/08   $   522,467   $         --   $      2,437
Australian Dollar (AUD)             Sell       1,085   AUD    1/8/08-4/10/08        46,098         16,880          3,368
Brazilian Real (BRR)                 Buy       5,525   BRR            2/6/08     3,094,990         62,988             --
British Pounds Sterling (GBP)        Buy           7   GBP            1/2/08        13,904             --             43
British Pounds Sterling (GBP)       Sell         712   GBP    1/2/08-5/14/08     1,410,637         43,943             --
Canadian Dollar (CAD)               Sell       1,825   CAD    1/8/08-4/10/08     1,837,629         38,102          7,198
Chilean Peso (CLP)                   Buy     105,000   CLP           1/16/08       210,752             --          1,903
Chinese Renminbi (Yuan) (CNY)       Sell       3,800   CNY           1/11/08       520,996             --          3,743
Colombian Peso (COP)                Sell   1,098,000   COP     2/6/08-3/4/08       539,794             --          5,394
Czech Koruna (CZK)                   Buy       9,800   CZK           1/30/08       539,529         13,809             --
Euro (EUR)                           Buy       5,295   EUR    1/2/08-5/14/08     7,733,410         80,717            670
Euro (EUR)                          Sell       3,581   EUR    1/2/08-4/10/08     5,229,913         20,342         96,269
Hungarian Forint (HUF)               Buy     126,000   HUF   1/30/08-1/31/08       725,156          6,293             --
Indonesia Rupiah (IDR)               Buy   6,230,000   IDR   1/31/08-2/29/08       662,766          1,697          6,652
Israeli Shekel (ILS)                 Buy       2,580   ILS    1/30/08-5/2/08       668,353         16,805             --
Japanese Yen (JPY)                   Buy     822,000   JPY           4/10/08     7,449,575        248,688             --
Japanese Yen (JPY)                   Buy     109,000   JPY    1/8/08-5/14/08       981,242          5,865          4,589
Malaysian Ringgit (MYR)              Buy       4,235   MYR   1/30/08-4/10/08     1,287,508          8,825             --
Mexican Nuevo Peso (MXN)             Buy       6,360   MXN    2/25/08-3/7/08       580,535          3,784            403
New Taiwan Dollar (TWD)             Sell      17,000   TWD           1/17/08       524,198          2,771             --
New Turkish Lira (TRY)               Buy         675   TRY           1/28/08       572,490         12,091             --
New Zealand Dollar (NZD)             Buy       1,280   NZD   1/17/08-5/14/08       972,548         11,108          9,309
New Zealand Dollar (NZD)            Sell         705   NZD    1/8/08-4/10/08       536,253            786          2,959
Norwegian Krone (NOK)                Buy       1,700   NOK           5/14/08       311,502             --            251
Norwegian Krone (NOK)               Sell       1,700   NOK           4/10/08       311,905             --          3,991
Peruvian New Sol (PEN)               Buy       2,670   PEN           1/22/08       893,218             --          7,936
Philippines Peso (PHP)               Buy      35,000   PHP   1/30/08-2/29/08       848,704         41,799             --
Polish Zloty (PLZ)                   Buy       2,270   PLZ   1/30/08-4/10/08       918,350         11,862          5,588
Singapore Dollar (SGD)               Buy         180   SGD            2/5/08       125,215            559             --
Singapore Dollar (SGD)              Sell         775   SGD           2/11/08       539,296             --          1,661
Slovak Koruna (SKK)                  Buy       9,390   SKK           1/30/08       408,177            519             --
South African Rand (ZAR)             Buy       6,480   ZAR   1/18/08-2/29/08       941,296         20,243             --
South Korean Won (KRW)               Buy     938,000   KRW   1/30/08-4/30/08     1,009,898             --         21,840
South Korean Won (KRW)              Sell     490,000   KRW           2/11/08       527,240             --          2,923
Swedish Krona (SEK)                  Buy       4,210   SEK           4/10/08       651,513          3,214          1,041
Swedish Krona (SEK)                 Sell       1,630   SEK           5/14/08       252,215          2,780             --
Swiss Franc (CHF)                    Buy         690   CHF    4/7/08-4/10/08       612,235          4,210          1,175
Swiss Franc (CHF)                   Sell         275   CHF    1/8/08-2/29/08       242,846            374          3,406
                                                                                             ----------------------------
Total unrealized appreciation and depreciation                                               $    681,054   $    194,749
                                                                                             ============================


                   7 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUTURES CONTRACTS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                                              UNREALIZED
                                                                   EXPIRATION   NUMBER OF                   APPRECIATION
CONTRACT DESCRIPTION                                    BUY/SELL         DATE   CONTRACTS         VALUE   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
Canada (Government of) Bonds, 10 yr.                         Buy      3/19/08           4   $   462,548   $         (857)
DAX Index                                                   Sell      3/20/08           1       297,172           (7,904)
Euro-Bundesobligation, 5 yr.                                 Buy       3/6/08          24     3,780,922          (56,293)
Euro-Bundesobligation, 10 yr.                               Sell       3/6/08          21     3,466,765           (1,662)
Euro-Schatz                                                  Buy       3/6/08          47     7,089,791          (46,866)
Japan (Government of) Mini Bonds, 10 yr.                     Buy      3/10/08          19     2,329,604            7,892
OMXS 30 Index                                               Sell      1/25/08          11       184,400           (3,010)
Standard & Poor's 500 E-Mini                                 Buy      3/20/08           3       221,580             (163)
Standard & Poor's/Toronto Stock Exchange 60 Index            Buy      3/19/08           1       163,715            2,349
U.S. Long Bonds                                              Buy      3/19/08          10     1,163,750          (12,934)
U.S. Treasury Nts., 5 yr.                                    Buy      3/31/08          56     6,175,750            8,806
U.S. Treasury Nts., 5 yr.                                   Sell      3/31/08           8       882,250            2,664
U.S. Treasury Nts., 10 yr.                                   Buy      3/19/08          27     3,061,547          (14,561)
U.S. Treasury Nts., 10 yr.                                  Sell      3/19/08          15     1,700,859            8,086
                                                                                                          ---------------
                                                                                                          $     (114,453)
                                                                                                          ===============

--------------------------------------------------------------------------------
WRITTEN OPTIONS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                            NUMBER OF   EXPIRATION     EXERCISE
DESCRIPTION                                        TYPE     CONTRACTS         DATE        PRICE      PREMIUM       VALUE
-------------------------------------------------------------------------------------------------------------------------
British Pound Sterling (GBP)                       Call         7,000       1/2/08   $   1.9830   $       60   $      42
British Pound Sterling (GBP)                       Call         7,000       1/3/08       1.9910           55          28
British Pound Sterling (GBP)                       Call        10,000       1/4/08       1.9940           91          93
British Pound Sterling (GBP)                       Call         7,000       1/7/08       2.0090           67          15
British Pound Sterling (GBP)                        Put         7,000       1/2/08       1.9830           62          46
British Pound Sterling (GBP)                        Put         7,000       1/3/08       1.9910           55          90
British Pound Sterling (GBP)                        Put        10,000       1/4/08       1.9940           91          93
British Pound Sterling (GBP)                        Put         7,000       1/7/08       2.0090           69         203
Euro (EUR)                                         Call        35,000       1/4/08       1.4685          240         118
Euro (EUR)                                         Call        35,000       1/7/08       1.4715          242         242
Euro (EUR)                                          Put        35,000       1/4/08       1.4685          242         410
Euro (EUR)                                          Put        35,000       1/7/08       1.4715          242         242
Japanese Yen (JPY)                                 Call   156,000,000      2/12/08     102.9000       18,041       1,150
                                                                                                  -----------------------
                                                                                                  $   19,557   $   2,772
                                                                                                  =======================

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                         PAY/
                                                          SELL CREDIT   NOTIONAL      RECEIVE    TERMINATION
SWAP COUNTERPARTY           REFERENCE ENTITY               PROTECTION     AMOUNT   FIXED RATE           DATE       VALUE
-------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc           Republic of Turkey                   Sell   $     85         1.81%       4/20/12   $   1,426
-------------------------------------------------------------------------------------------------------------------------
Citibank NA, New York:
                            Pakistan                             Sell         30         5.10        1/20/13          --
                            Republic of Indonesia                Sell         20         2.10        9/20/12         527
-------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG            Republic of Peru                     Sell         60         1.50        4/20/17         191
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc:
                            Republic of Indonesia                Sell         40         2.23        9/20/12       1,313
                            Republic of Turkey                   Sell         85         2.85       11/20/16       3,479
-------------------------------------------------------------------------------------------------------------------------
UBS AG                      Republic of the Philippines          Sell        230         2.50        6/20/17       7,716
                                                                                                               ----------
                                                                                                               $  14,652
                                                                                                               ==========

--------------------------------------------------------------------------------
INTEREST RATE SWAP CONTRACTS ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                  SWAP     NOTIONAL                 PAID BY        RECEIVED BY    TERMINATION
          COUNTERPARTY       AMOUNT                THE FUND           THE FUND           DATE       VALUE
----------------------------------------------------------------------------------------------------------
                                             Six-Month Tasa
       Banco Santander                       Nominal Annual
    Central Hispano SA   33,000,000   CLP       (TNA-Chile)             6.6000%       8/21/17   $     664
----------------------------------------------------------------------------------------------------------
                                             Six-Month NOK-
     Barclays Bank plc    2,800,000   NOK             NIBOR             5.5400        11/5/17        (397)
----------------------------------------------------------------------------------------------------------
      Citibank NA, New
                 York:
                                                                   Three-Month
                         17,000,000   TWD            2.9400%               TWD        11/6/17     (10,680)


                   8 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                             Six-Month Tasa
                                             Nominal Annual
                         26,000,000   CLP             (TNA)             6.5300        8/25/17         306
----------------------------------------------------------------------------------------------------------
         Credit Suisse
        International:
                                             Six-Month Tasa
                                             Nominal Annual
                         26,000,000   CLP       (TNA-Chile)             6.5800        8/21/17         428

                                                                   Three-Month
                          1,100,000   ZAR           10.6400    ZAR-JIBAR-SAFEX        11/7/08         176
----------------------------------------------------------------------------------------------------------
     Deutsche Bank AG:
                                                Three-Month
                            680,000   NZD       NZD-BBR-FRA             7.8200        11/5/17      (2,501)

                                                Three-Month
                          3,360,000   SEK   SEK-STIBOR-SIDE             4.7875       11/14/17      (4,912)

                                                                     Six-Month
                         90,000,000   HUF            6.5700          HUF-BUBOR        11/6/17      11,223
----------------------------------------------------------------------------------------------------------
         J Aron & Co.:
                          2,800,000   BRR              BZDI            12.7700         1/4/10        (756)
                          1,700,000   BRR              BZDI            13.0000         1/2/15      (1,953)
                          2,000,000   BRR              BZDI            11.4600         1/2/12     (39,098)
----------------------------------------------------------------------------------------------------------
Morgan Stanley Capital                                               Six-Month
        Services, Inc.      790,000   EUR            4.7130            EURIBOR        8/22/17        (133)
----------------------------------------------------------------------------------------------------------
       Westpac Banking
                Corp.:
                                             Six-Month EUR-
                                                   EURIBOR-
                          1,460,000   EUR          Telerate             4.2400       11/29/10      (5,472)

                                                                   Three-Month
                            950,000   NZD            7.9700        NZD-BBR-FRA       11/29/10         839

                                                                   Three-Month
                            940,000   NZD            7.8400        NZD-BBR-FRA       10/13/10       1,891

                                                                   Three-Month
                            940,000   NZD            7.9075        NZD-BBR-FRA       10/19/10       1,459
                                                                                                ----------
                                                                                                $ (48,916)
                                                                                                ==========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

         BRR  Brazilian Real
         CLP  Chilean Peso
         EUR  Euro
         HUF  Hungarian Forint
         NOK  Norwegian Krone
         NZD  New Zealand Dollar
         SEK  Swedish Krone
         TWD  New Taiwan Dollar
         ZAR  South African Rand

Index abbreviations are as follows:

BUBOR         Budapest Interbank Offered Rate
BZDI          Brazil Interbank Deposit Rate
EURIBOR       Euro Interbank Offering Rate
HUF           Hungarian Forint
JIBAR         South Africa Johannesburg Interbank Agreed Rate
NIBOR         Norwegian Interbank Offered Rate
NZD-BBR-FRA   New Zealand Dollar-Bank Bill Rate-Forward Rate Agreement
SAFEX         South African Futures Exchange
STIBOR        Stockholm Interbank Offered Rate
TWD           New Taiwan Dollar

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACT IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                        NOTIONAL    PAID BY                            TERMINATION
SWAP COUNTERPARTY                         AMOUNT   THE FUND     RECEIVED BY THE FUND          DATE       VALUE
---------------------------------------------------------------------------------------------------------------
Merrill Lynch Capital Services, Inc.                                    The Constant
                                                               Maturity Option Price
                                       $ 880,000       5.33%       divided by 10,000       8/13/17  $ (16,958)


                   9 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                  10 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

RISKS TO THE FUND INCLUDE BOTH MARKET AND CREDIT RISK. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity index futures). The Fund may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.


                  11 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and mark value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended December 31, 2007 was as follows:

                                          CALL OPTIONS               PUT OPTIONS
                               ----------------------------------------------------
                                  NUMBER OF   AMOUNT OF      NUMBER OF   AMOUNT OF
                                  CONTRACTS    PREMIUMS      CONTRACTS    PREMIUMS
-----------------------------------------------------------------------------------
Options outstanding as of
September 30, 2007                  128,000   $     805        128,000   $     805
Options written                 253,256,000      41,826     97,256,000      23,748
Options closed or expired       (52,002,000)    (11,459)   (45,281,000)    (12,351)
Options exercised               (45,281,000)    (12,376)   (52,002,000)    (11,441)
                               ----------------------------------------------------
Options outstanding as of
December 31, 2007               156,101,000   $  18,796        101,000   $     761
                               ====================================================

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.


                  12 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events.

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

Interest rate swap agreements include interest rate risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

LOAN COMMITMENTS

Pursuant to the terms of certain indenture agreements, the Fund has unfunded loan commitments of $127,273 at December 31, 2007. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded loan commitments. The following commitments are subject to funding based on the borrower's discretion. The Fund is obligated to fund these commitments at the time of the request by the borrower. These commitments have been excluded from the Statement of Investments.

                                                      COMMITMENT
                                                     TERMINATION    UNFUNDED
                                                            DATE      AMOUNT
-----------------------------------------------------------------------------
Deutsche Bank AG, Opic Reforma Credit Linked Nts.       10/20/13   $ 127,273

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  13 | OPPENHEIMER SMA INTERNATIONAL BOND FUND

Oppenheimer SMA International Bond Fund

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities             $ 49,569,505
Federal tax cost of other investments        18,012,658
                                           -------------
Total federal tax cost                     $ 67,582,163
                                           =============

Gross unrealized appreciation              $  1,568,739
Gross unrealized depreciation                  (437,712)
                                           -------------
Net unrealized appreciation                $  1,131,027
                                           =============


                  14 | OPPENHEIMER SMA INTERNATIONAL BOND FUND


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer SMA International Bond Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008